Condensed Consolidated Statements of Comprehensive Income (Unaudited) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
REVENUE	£ 200,365	£ 168,252
Cost of sales
Direct cost of sales	(120,479)	(122,592)
Allocated cost of sales	(9,912)	(8,311)
Total cost of sales	(130,391)	(130,903)
GROSS PROFIT	69,974	37,349
Selling, general and administrative expenses	(44,261)	(36,480)
OPERATING PROFIT	25,713	869
Net finance expense	(6,380)	(2,871)
Gain on sale of subsidiary	0	2,215
PROFIT BEFORE TAX	19,333	213
Tax on profit on ordinary activities	(4,826)	483
PROFIT FOR THE PERIOD	14,507	696
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(3,491)	(4,385)
Total comprehensive income for the period	£ 11,016	£ (3,689)
EARNINGS PER SHARE:
Weighted average number of shares outstanding - Basic (in shares)	54,831,134	52,848,507
Weighted average number of shares outstanding - Diluted (in shares)	56,850,290	55,663,120
Basic EPS (in gbp per share)	£ 0.26	£ 0.01
Diluted EPS (in gbp per share)	£ 0.26	£ 0.01